Fees Summary	Aug. 26, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 104,600,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	4,671,800.57
Total Offset Amount	0.00
Net Fee	$ 4,671,800.57